UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA VALUE FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2007

[USAA
EAGLE
LOGO (R)]


                                 USAA VALUE Fund

                      3RD QUARTER Portfolio of Investments


                                 APRIL 30, 2007

                                                                      (FORM N-Q)

48492-0607                                   (C)2007, USAA. All rights reserved.

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USAA VALUE FUND
APRIL 30, 2007 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
 -------------------------------------------------------------------------------

                COMMON STOCKS (96.2%)

                CONSUMER DISCRETIONARY (12.9%)
                ------------------------------
                ADVERTISING (0.5%)
      132,500   Valassis Communications, Inc.*                   $         2,539
                                                                 ---------------
                APPAREL & ACCESSORIES & LUXURY GOODS (0.4%)
       79,300   Hanesbrands, Inc.*                                         2,108
                                                                 ---------------
                APPAREL RETAIL (0.5%)
       54,700   Men's Wearhouse, Inc.                                      2,367
                                                                 ---------------
                AUTO PARTS & EQUIPMENT (1.3%)
      111,600   American Axle & Manufacturing Holdings, Inc.               3,119
       88,600   Lear Corp.*                                                3,254
                                                                 ---------------
                                                                           6,373
                                                                 ---------------
                AUTOMOBILE MANUFACTURERS (0.2%)
       35,800   Winnebago Industries, Inc.(a)                              1,148
                                                                 ---------------
                AUTOMOTIVE RETAIL (0.8%)
       88,400   Advance Auto Parts, Inc.                                   3,642
                                                                 ---------------
                DISTRIBUTORS (0.4%)
       36,000   Genuine Parts Co.                                          1,779
                                                                 ---------------
                GENERAL MERCHANDISE STORES (1.9%)
      243,900   Dollar General Corp.                                       5,207
      122,900   Family Dollar Stores, Inc.                                 3,913
                                                                 ---------------
                                                                           9,120
                                                                 ---------------
                HOME IMPROVEMENT RETAIL (0.4%)
       33,100   Sherwin-Williams Co.                                       2,111
                                                                 ---------------
                HOMEBUILDING (0.4%)
      175,800   Champion Enterprises, Inc.*(a)                             1,807
                                                                 ---------------
                HOTELS, RESORTS, & CRUISE LINES (2.0%)
      126,600   Carnival Corp.                                             6,189
       73,600   Royal Caribbean Cruises Ltd.                               3,060
                                                                 ---------------
                                                                           9,249
                                                                 ---------------
                HOUSEHOLD APPLIANCES (2.8%)
       58,300   Helen of Troy Ltd.*                                        1,323
      171,100   Stanley Works                                              9,972
       18,100   Whirlpool Corp.                                            1,919
                                                                 ---------------
                                                                          13,214
                                                                 ---------------
                LEISURE PRODUCTS (0.6%)
       46,000   Brunswick Corp.                                            1,507
       62,400   Marinemax, Inc.*(a)                                        1,237
                                                                 ---------------
                                                                           2,744
                                                                 ---------------
                PUBLISHING (0.7%)
       55,200   Gannett Co., Inc.                                          3,150
                                                                 ---------------
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                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
 -------------------------------------------------------------------------------
                 Total Consumer Discretionary                             61,351
                                                                 ---------------

                CONSUMER STAPLES (8.1%)
                -----------------------
                PACKAGED FOODS & MEAT (1.1%)
       57,400   ConAgra Foods, Inc.                              $         1,411
      117,636   Kraft Foods, Inc. "A"                                      3,937
                                                                 ---------------
                                                                           5,348
                                                                 ---------------
                TOBACCO (7.0%)
      118,900   Altria Group, Inc.                                         8,195
      123,500   Imperial Tobacco Group plc ADR                            10,795
       52,300   Loews Corp. - Carolina Group                               4,003
       49,600   Reynolds American, Inc.                                    3,187
      125,000   UST, Inc.(a)                                               7,085
                                                                 ---------------
                                                                          33,265
                                                                 ---------------
                Total Consumer Staples                                    38,613
                                                                 ---------------

                ENERGY (6.7%)
                -------------
                INTEGRATED OIL & GAS (5.9%)
       50,000   BP plc ADR                                                 3,366
       34,500   Chevron Corp.                                              2,684
      128,200   ConocoPhillips                                             8,891
       12,300   Marathon Oil Corp.                                         1,249
       60,000   Murphy Oil Corp.                                           3,326
      173,700   Occidental Petroleum Corp.                                 8,806
                                                                 ---------------
                                                                          28,322
                                                                 ---------------
                OIL & GAS EXPLORATION & PRODUCTION (0.6%)
       52,850   Encore Acquisition Co.*                                    1,412
       75,100   EXCO Resources, Inc.*                                      1,261
                                                                 ---------------
                                                                           2,673
                                                                 ---------------
                OIL & GAS STORAGE & TRANSPORTATION (0.2%)
       71,100   El Paso Corp.                                              1,067
                                                                 ---------------
                Total Energy                                              32,062
                                                                 ---------------

                FINANCIALS (21.8%)
                ------------------
                CONSUMER FINANCE (3.8%)
       30,400   American Express Co.                                       1,844
       68,800   Capital One Financial Corp.                                5,109
       40,450   First Marblehead Corp.(a)                                  1,466
      176,900   SLM Corp.                                                  9,523
                                                                 ---------------
                                                                          17,942
                                                                 ---------------
                DIVERSIFIED BANKS (1.3%)
      169,500   Wells Fargo & Co.                                          6,083
                                                                 ---------------
                INSURANCE BROKERS (0.7%)
       85,900   Willis Group Holdings Ltd.                                 3,524
                                                                 ---------------
                MULTI-LINE INSURANCE (2.7%)
      111,900   American International Group, Inc.                         7,823
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                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
 -------------------------------------------------------------------------------
       49,900   Hartford Financial Services Group, Inc.          $         5,050
                                                                 ---------------
                                                                          12,873
                                                                 ---------------
                OTHER DIVERSIFIED FINANCIAL SERVICES (4.4%)
      165,259   Bank of America Corp.                                      8,412
      170,400   Citigroup, Inc.                                            9,137
       61,900   JPMorgan Chase & Co.                                       3,225
                                                                 ---------------
                                                                          20,774
                                                                 ---------------
                PROPERTY & CASUALTY INSURANCE (3.3%)
      112,400   Allstate Corp.                                             7,004
       77,300   Axis Capital Holdings Ltd.                                 2,868
       77,800   XL Capital Ltd. "A"                                        6,067
                                                                 ---------------
                                                                          15,939
                                                                 ---------------
                REGIONAL BANKS (1.0%)
       26,100   Bank of Hawaii Corp.                                       1,381
       17,118   Cullen/Frost Bankers, Inc.                                   876
      102,000   South Financial Group, Inc.                                2,308
                                                                 ---------------
                                                                           4,565
                                                                 ---------------
                REITS - INDUSTRIAL (0.4%)
       48,300   First Industrial Realty Trust, Inc.                        2,115
                                                                 ---------------
                REITS - MORTGAGE (0.5%)
      157,600   Annaly Capital Management, Inc.                            2,507
                                                                 ---------------
                REITS - OFFICE (0.4%)
      189,000   American Financial Realty Trust                            2,003
                                                                 ---------------
                THRIFTS & MORTGAGE FINANCE (3.3%)
       64,300   MGIC Investment Corp.(a)                                   3,962
       93,900   New York Community Bancorp, Inc.                           1,639
      167,580   People's Bank                                              3,337
       55,200   Radian Group, Inc.                                         3,208
       80,500   Washington Mutual, Inc.                                    3,379
                                                                 ---------------
                                                                          15,525
                                                                 ---------------
                Total Financials                                         103,850
                                                                 ---------------

                HEALTH CARE (14.1%)
                -------------------
                HEALTH CARE EQUIPMENT (2.3%)
      135,800   Baxter International, Inc.                                 7,690
       55,700   Hillenbrand Industries, Inc.                               3,406
                                                                 ---------------
                                                                          11,096
                                                                 ---------------
                HEALTH CARE FACILITIES (1.4%)
       77,440   HEALTHSOUTH Corp.*(a)                                      1,626
       84,200   Service Corp. International                                1,023
       72,700   Triad Hospitals, Inc.*                                     3,864
                                                                 ---------------
                                                                           6,513
                                                                 ---------------
                HEALTH CARE SERVICES (1.1%)
       84,600   Omnicare, Inc.                                             2,806

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APRIL 30, 2007 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
 -------------------------------------------------------------------------------
       45,300       Quest Diagnostics, Inc.(a)                   $         2,215
                                                                 ---------------
                                                                           5,021
                                                                 ---------------
                    MANAGED HEALTH CARE (4.2%)
       66,900       Coventry Health Care, Inc.*                            3,869
      121,600       UnitedHealth Group, Inc.                               6,452
      124,800       WellPoint, Inc.*                                       9,855
                                                                 ---------------
                                                                          20,176
                                                                 ---------------
                    PHARMACEUTICALS (5.1%)
      259,900       Bristol-Myers Squibb Co.                               7,501
      330,900       Pfizer, Inc.                                           8,756
       90,700       Valeant Pharmaceuticals International                  1,634
      111,900       Wyeth                                                  6,210
                                                                 ---------------
                                                                          24,101
                                                                 ---------------
                    Total Health Care                                     66,907
                                                                 ---------------

                    INDUSTRIALS (14.3%)
                    -------------------
                    AEROSPACE & DEFENSE (3.8%)
       63,300       Goodrich Corp.                                         3,598
      131,200       Honeywell International, Inc.                          7,109
       81,100       L-3 Communications Holdings, Inc.                      7,293
                                                                 ---------------
                                                                          18,000
                                                                 ---------------
                    COMMERCIAL PRINTING (0.6%)
       77,700       Idearc, Inc.                                           2,700
                                                                 ---------------
                    CONSTRUCTION & ENGINEERING (0.3%)
       79,000       Insituform Technologies, Inc. "A"*                     1,612
                                                                 ---------------
                    CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
       42,200       Terex Corp.*                                           3,285
                                                                 ---------------
                    ELECTRICAL COMPONENTS & EQUIPMENT (1.5%)
      102,100       Emerson Electric Co.                                   4,798
       49,700       Regal-Beloit Corp.                                     2,292
                                                                 ---------------
                                                                           7,090
                                                                 ---------------
                    INDUSTRIAL CONGLOMERATES (0.7%)
       38,400       3M Co.                                                 3,178
                                                                 ---------------
                    INDUSTRIAL MACHINERY (4.1%)
       58,600       Briggs & Stratton Corp.(a)                             1,739
       35,600       Flowserve Corp.                                        2,172
       47,100       Harsco Corp.                                           2,402
      157,900       Illinois Tool Works, Inc.                              8,102
       37,300       ITT Industries, Inc.                                   2,380
       59,100       Kaydon Corp.                                           2,809
                                                                 ---------------
                                                                          19,604
                                                                 ---------------
                    MARINE (0.4%)
       46,200       Kirby Corp.*                                           1,746
                                                                 ---------------
                    RAILROADS (1.2%)
       67,500       Burlington Northern Santa Fe Corp.                     5,909
                                                                 ---------------
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                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
                TRUCKING (1.0%)
       33,600   Covenant Transport, Inc. "A"*                    $           358
       51,300   Ryder System, Inc.                                         2,701
       58,100   Swift Transportation Co., Inc.*                            1,817
                                                                 ---------------
                                                                           4,876
                                                                 ---------------
                Total Industrials                                         68,000
                                                                 ---------------

                INFORMATION TECHNOLOGY (5.7%)
                -----------------------------
                APPLICATION SOFTWARE (0.5%)
      150,300   Mentor Graphics Corp.*                                     2,432
                                                                 ---------------
                COMMUNICATIONS EQUIPMENT (1.2%)
      234,200   Nokia Corp. ADR*                                           5,914
                                                                 ---------------
                COMPUTER HARDWARE (0.5%)
       49,000   Diebold, Inc.                                              2,336
                                                                 ---------------
                DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
       23,200   MasterCard, Inc. "A"                                       2,591
                                                                 ---------------
                ELECTRONIC EQUIPMENT MANUFACTURERS (1.0%)
       59,500   Littelfuse, Inc.*                                          2,386
      129,000   Vishay Intertechnology, Inc.*                              2,148
                                                                 ---------------
                                                                           4,534
                                                                 ---------------
                ELECTRONIC MANUFACTURING SERVICES (0.8%)
       73,100   Mercury Computer Systems, Inc.*                              992
      126,300   Plexus Corp.*                                              2,647
                                                                 ---------------
                                                                           3,639
                                                                 ---------------
                IT CONSULTING & OTHER SERVICES (0.4%)
       59,100   Maximus, Inc.                                              2,065
                                                                 ---------------
                SEMICONDUCTOR EQUIPMENT (0.4%)
      111,600   Brooks Automation, Inc.*                                   1,950
                                                                 ---------------
                TECHNOLOGY DISTRIBUTORS (0.4%)
       50,735   Tech Data Corp.*                                           1,803
                                                                 ---------------
                Total Information Technology                              27,264
                                                                 ---------------

                MATERIALS (1.9%)
                ----------------
                ALUMINUM (0.5%)
       52,700   Century Aluminum Co.*                                      2,493
                                                                 ---------------
                DIVERSIFIED CHEMICALS (1.0%)
       96,000   E.I. du Pont de Nemours & Co.                              4,720
                                                                 ---------------
                SPECIALTY CHEMICALS (0.4%)
      236,500   Polyone Corp.*                                             1,552
                                                                 ---------------
                Total Materials                                            8,765
                                                                 ---------------

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APRIL 30, 2007 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
 -------------------------------------------------------------------------------

                TELECOMMUNICATION SERVICES (3.6%)
                ---------------------------------
                INTEGRATED TELECOMMUNICATION SERVICES (3.6%)
      198,130   AT&T, Inc.                                       $         7,672
      242,000   Verizon Communications, Inc.                               9,239
                                                                 ---------------
                                                                          16,911
                                                                 ---------------
                Total Telecommunication Services                          16,911
                                                                 ---------------

                UTILITIES (7.1%)
                ----------------
                ELECTRIC UTILITIES (2.7%)
       89,900   Entergy Corp.                                             10,171
       58,800   Pinnacle West Capital Corp.                                2,840
                                                                 ---------------
                                                                          13,011
                                                                 ---------------
                GAS UTILITIES (0.6%)
      107,600   Spectra Energy Corp.                                       2,808
                                                                 ---------------
                MULTI-UTILITIES (3.8%)
       72,500   CenterPoint Energy, Inc.                                   1,365
       65,000   Dominion Resources, Inc.                                   5,928
      214,600   Duke Energy Corp.                                          4,404
       95,450   MDU Resources Group, Inc.                                  2,892
      146,800   Xcel Energy, Inc.                                          3,536
                                                                 ---------------
                                                                          18,125
                                                                 ---------------
                Total Utilities                                           33,944
                                                                 ---------------
                Total Common Stocks (cost: $370,432)                     457,667
                                                                 ---------------


                MONEY MARKET INSTRUMENTS (3.6%)

                MONEY MARKET FUNDS (3.6%)
     3,227,634  SSgA Money Market Fund, 4.98% (b)                          3,228
    13,808,043  SSgA Prime Money Market Fund, 5.16% (b)                   13,808
                                                                 ---------------
                Total Money Market Instruments
                (cost: $17,036)                                           17,036
                                                                 ---------------


                SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (3.2%)

                MONEY MARKET FUNDS (0.2%)
       997,203  AIM Short-Term Investment Co. Liquid Assets
                Portfolio, 5.24% (b)                                         997
                                                                 ---------------


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APRIL 30, 2007 (UNAUDITED)



    PRINCIPAL                                                             MARKET
       AMOUNT                                                              VALUE
        (000)   SECURITY                                                   (000)
 -------------------------------------------------------------------------------

                 REPURCHASE AGREEMENTS (3.0%)
$       5,000    Credit Suisse First Boston LLC, 5.23%, acquired
                   on 4/30/2007 and due 5/01/2007 at $5,000
                   (collateralized by $5,070 of Federal Home Loan
                   Bank Bonds(c), 4.87%, due 5/25/2012;
                   market value $5,100)                          $         5,000
        9,000   Deutsche Bank Securities, Inc., 5.22%, acquired
                   on 4/30/2007 and due 5/01/2007 at $9,000
                   (collateralized by $105 of Federal  Farm Credit
                   Bank Bonds(c), 5.75%, due 8/17/2016;  market
                   value $108 and $8,516 of Freddie Mac Notes(c),
                   7.00%, due 3/15/2010; market value $9,072)              9,000
                                                                 ---------------
                Total Repurchase Agreements                               14,000
                                                                 ---------------
                Total Short-term Investments Purchased With
                Cash Collateral From Securities Loaned
                (cost: $14,997)                                           14,997
                                                                 ---------------


                TOTAL INVESTMENTS (COST: $402,465)               $       489,700
                                                                 ===============

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GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Value Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.
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4.  Short-term  securities  with original or remaining  maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities
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APRIL 30, 2007 (UNAUDITED)

loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2007, was approximately $14,062,000.

D. As of April 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2007, were $92,539,000 and $5,304,000, respectively, resulting in net unrealized appreciation of $87,235,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $475,513,000 at April 30, 2007, and, in total, may not equal 100%. Investments in foreign securities were 5.5% of net assets at April 30, 2007. A category percentage of 0.0% represents less than 0.1% of net assets.

F. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

G. REIT - Real estate investment trust.

SPECIFIC NOTES

(a)  The security or a portion thereof was out on loan as of April 30, 2007.
(b) Rate represents the money market fund annualized seven-day yield at April 30, 2007.
(c) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
*    Non-income-producing security for the 12 months preceding April 30, 2007.







ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    JUNE 22, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    JUNE 25, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    JUNE 25, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.